                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.
                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2000
                                                ---------------

Check here if Amendment [    ]; Amendment Number: __________
     This Amendment (Check only one.):   [   ] is a restatement.
                                         [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Brookside Capital Investors, Inc.*
          -------------------------------------------
Address:  Two Copley Place
          ---------------------------------------------------
          Boston, MA  02116
          -------------------------------------------------

Form 13F File Number:   28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michele May
          --------------------------------------------------------
Title:    Vice President
          --------------------------------------------------------
Phone:    (617) 572-3000
          --------------------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Michele May               Boston, MA       05/14/00
   ------------------------        ----------       --------

*Brookside Capital Investors, Inc. is the general partner of Brookside Capital Investors, L.P., the general partner of Brookside Capital Partners Fund, L.P. Brookside Capital Investors, Inc. is wholly owned by W. Mitt Romney.

Report Type (Check only one.):
[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             2
                                           ----------

Form 13F Information Table Entry Total:        80
                                           ----------

Form 13F Information Table Value Total:     1,693,020
                                           ----------
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.    Form 13F File Number                  Name

      1     28-_________________    Brookside Capital Partners Fund, L.P.
     ---                            -------------------------------------

      2     28-_________________    Brookside Capital Investors, L.P.
     ---                            -------------------------------------
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                      Brookside Capital Partners Fund, L.P.
                          Form 13F Information Table as
                                   of 3/31/00


                                                                Shares or          Value    Investment   Other     Voting Authority
Name of Issuer                                       Cusip      Prn Amount        (x$1000)  Discretion  Managers  Sole  Shared  None
3COM CORP.                             COM         885535104      252,900   SH      14,068     SOLE                 x
ADVANCED NEUROMODULATION
 SYSTEMS, INC                          COM         00757T101      431,800   SH       8,204     SOLE                 x
ALTERA CORP.                           COM         021441100      169,100   SH      15,092     SOLE                 x
AMERICAN AIRLINES                      COM         001765106      469,900   SH      14,978     SOLE                 x
ANTEC CORP.                            COM         03664P105      278,600   SH      12,485     SOLE                 x
APPLIED POWER                          CL A        038225108    1,751,000   SH      49,904     SOLE                 x
ATMEL CORP.                            COM         049513104      465,000   SH      24,006     SOLE                 x
AVID TECHNOLOGY INC.                   COM         05367P100      390,900   SH       6,987     SOLE                 x
BALLYS TOTAL FITNESS HOLDING CORP      COM         05873K108    1,182,900   SH      28,981     SOLE                 x
BEA SYSTEMS                            COM         073325102    1,761,600   SH     129,257     SOLE                 x
BEST BUY INC.                          COM         086516101      300,000   SH      25,800     SOLE                 x
CIRCLE.COM                             COM         832914204      456,000   SH       3,762     SOLE                 x
COMPUCREDIT CORP.                      COM         20478N100       96,800   SH       3,503     SOLE                 x
CONTINENTAL AIRLINES                   CL B        210795308      362,900   SH      14,834     SOLE                 x
DELTA AIRLINES INC                     COM         247361108       88,000   SH       4,686     SOLE                 x
DONCASTERS PLC                    SPONSORED ADR    257692103      523,600   SH       4,549     SOLE                 x
DOUBLECLICK, INC.                      COM         258609304      750,000   SH      70,219     SOLE                 x
DUSA PHARMACEUTICALS, INC.             COM         266898105       55,000   SH       1,317     SOLE                 x
ELAN CORP PLC                          COM         284131208      250,000   SH      11,875     SOLE                 x
ELOYALTY CORP                          COM         290151109    3,050,300   SH      72,826     SOLE                 x
ENCORE WIRE                            COM         292562105      885,400   SH       6,364     SOLE                 x
EPIX MEDICAL INC                       COM         26881Q101       76,300   SH       1,679     SOLE                 x
EPRISE CORP                            COM         294352109       40,000   SH         630     SOLE                 x
EXTENSITY, INC.                        COM         302255104       20,000   SH         960     SOLE                 x
FAIRCHILD SEMICONDUCTOR INTL.          CL A        303726103    1,004,800   SH      36,675     SOLE                 x
FIRSTAR CORP                           COM         33763V109      985,000   SH      22,593     SOLE                 x
FLEXTRONICS INTERNATIONAL LTD.         ORD         Y2573F102      600,000   SH      42,263     SOLE                 x
FREDDIE MAC                            COM         313400301      700,000   SH      30,931     SOLE                 x
GARTNER GROUP INC                      COM         366651107      900,000   SH      14,175     SOLE                 x
GLOBAL-TECH APPLIANCES INC             COM         G39320109      959,300   SH       5,516     SOLE                 x
GREY ADVERTISING INC.                  COM         397838103       25,050   SH      10,245     SOLE                 x
GTECH HOLDINGS                         COM         400518106      165,000   SH       3,063     SOLE                 x
HARCOURT GENERAL INC.                  COM         41163G101      560,800   SH      20,890     SOLE                 x
HOLLYWOOD ENTERTAINMENT                COM         436141105      842,800   SH       6,795     SOLE                 x
HOUGHTON MIFFLIN CO.                   COM         441560109      163,300   SH       6,930     SOLE                 x
IMS HEALTH INC.                        COM         449934108      200,000   SH       3,388     SOLE                 x
INGRAM MICRO INC.                      CL A        457153104      100,000   SH       1,538     SOLE                 x
ISPAT INTERNATIONAL NV                 COM         464899103    2,642,600   SH      39,309     SOLE                 x
JEFFERSON-PILOT CORP.                  COM         475070108       59,300   SH       3,947     SOLE                 x
MATRIX PHARMACEUTICAL INC.             COM         576844104      215,300   SH       2,193     SOLE                 x
META GROUP INC.                        COM         591002100        2,400   SH          63     SOLE                 x
MICRO THERAPEUTICS                     COM         59500W100      260,000   SH       1,755     SOLE                 x
NORTEL NETWORKS CORP                   COM         656569100      459,290   SH      57,928     SOLE                 x
NOVEN PHARMACEUTICALS                  COM         670009109      443,100   SH       4,846     SOLE                 x
OFFICE DEPOT                           COM         676220106    2,258,900   SH      26,119     SOLE                 x
OMNICARE                               COM         681904108    1,057,300   SH      12,754     SOLE                 x
OPEN MARKET, INC.                      COM         68370M100    1,384,700   SH      35,656     SOLE                 x
PERICOM SEMICONDUCTOR CORP.            COM         713831105       56,800   SH       2,027     SOLE                 x
POLYMEDICA CORP.                       COM         731738100       10,000   SH         588     SOLE                 x
PROVANTAGE HEALTH SERV INC             COM         743725103      289,000   SH       2,222     SOLE                 x
PROVIDIAN FINANCIAL CORP.              COM         74406A102    1,539,700   SH     133,377     SOLE                 x
PSS WORLD MEDICAL INC.                 COM         69366A100    3,418,100   SH      23,179     SOLE                 x
RADIAN GROUP, INC.                     COM         750236101      601,840   SH      28,663     SOLE                 x
RAMBUS, INC.                           COM         750917106       30,000   SH       8,835     SOLE                 x
REINSUR GRP OF AMER - VOTING           COM         759351109      366,714   SH       8,732     SOLE                 x
RYERSON TULL                           CL A        78375P107      391,958   SH       6,075     SOLE                 x
SILGAN HOLDINGS                        COM         827048109    1,135,150   SH      13,763     SOLE                 x
SINCLAIR BROADCAST GROUP INC.          CL A        829226109       50,000   SH         447     SOLE                 x
SMITH-GARDNER ASSOCIATES               COM         832059109      458,000   SH       8,072     SOLE                 x
SNYDER COMMINICATIONS                  COM         832914105    2,945,000   SH      66,263     SOLE                 x
STAGE STORES                           COM         85254C107    2,259,800   SH       1,977     SOLE                 x
STAPLES INC.                           COM         855030102       40,000   SH         800     SOLE                 x
STEEL DYNAMICS                         COM         858119100    1,845,000   SH      21,333     SOLE                 x
TECH DATA CORP.                        COM         878237106    1,664,600   SH      54,724     SOLE                 x
TECHNOLOGY SOLUTIONS CO                COM         87872T108    2,500,300   SH      22,815     SOLE                 x
TEKELEC                                COM         879101103    1,967,500   SH      73,043     SOLE                 x
TEKELEC                          SBDSC CV 3.25%04  879101AA1       20,000   PRN     42,825     SOLE                 x
TERADYNE INC.                          COM         880770102      325,400   SH      26,683     SOLE                 x
THE SCOTTS COMPANY                     CL A        810186106      588,600   SH      24,721     SOLE                 x
THERMAWAVE                             COM         88343A108      200,000   SH       6,800     SOLE                 x
TICKETMASTER
 ONLINE-CITYSEARCH                     CL B        88633P203    1,107,500   SH      27,757     SOLE                 x
TJX COMPANIES                          COM         872540109    2,270,400   SH      50,375     SOLE                 x
TRUE NORTH COMMUNICATIONS, INC         COM         897844106      999,800   SH      39,305     SOLE                 x
U-HAUL INTERNATIONAL                   COM         023586100      221,400   SH       4,068     SOLE                 x
USX - U.S. STEEL GROUP                 COM         90337T101      670,700   SH      16,768     SOLE                 x
VALUE CLICK INC.                       COM         92046N102       50,000   SH       1,047     SOLE                 x
VESTCOM INTERNATIONAL                  COM         924904105    1,150,700   SH       6,257     SOLE                 x
WAVE SYSTEMS CORP                      CL A        943526103      287,900   SH      11,498     SOLE                 x
WORLDGATE COMMUNICATIONS INC           COM         98156L307      228,700   SH       6,875     SOLE                 x
ZAPME!                                 COM         98912E100      181,100   SH       1,381     SOLE                 x
ZIONS BANCORPORATION                   COM         989701107      797,400   SH      33,192     SOLE                 x

